UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%

	Shares	Value

Belgium — 1.1%
Anheuser-Busch InBev ADR	10,000	$1,108,500

Canada — 2.1%
Canadian Pacific Railway	5,855	1,214,737
Imperial Oil	19,800	934,956

		2,149,693

Denmark — 2.0%
Novo Nordisk ADR	44,000	2,095,280

France — 2.0%
Christian Dior ADR	22,000	913,000
Total ADR	17,173	1,106,800

		2,019,800

Mexico — 0.1%
Fomento Economico Mexicano ADR	650	59,833

Netherlands — 1.9%
ASML Holding, Cl G	5,695	562,780
Royal Dutch Shell ADR, Cl A	17,839	1,358,083

		1,920,863

Switzerland — 5.8%
Nestle ADR	39,298	2,893,511
Novartis ADR	11,226	1,056,703
Roche Holding ADR	52,980	1,952,313

		5,902,527

United Kingdom — 2.1%
Diageo ADR	9,890	1,141,306
SABMiller ADR	18,164	1,009,192

		2,150,498

United States — 82.8%

Consumer Discretionary — 7.4%
Comcast, Cl A	19,568	1,052,367
McDonald’s	20,773	1,969,488
News Corp., Cl A *	4,215	68,915
News Corp., Cl B *	767	12,372
Target	22,404	1,404,283
Time Warner Cable	3,505	502,932
Twenty-First Century Fox, Cl A	41,830	1,434,351
Twenty-First Century Fox, Cl B	2,341	77,979
Walt Disney	12,012	1,069,428

		7,592,115

Consumer Staples — 21.1%
Altria Group	54,417	2,499,917
Coca-Cola	94,212	4,019,084
Colgate-Palmolive	6,770	441,539

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Estee Lauder, Cl A	20,082	$1,500,527
Kraft Foods Group	4,495	253,518
Mondelez International, Cl A	13,735	470,630
PepsiCo	20,370	1,896,243
Philip Morris International	56,814	4,738,288
Procter & Gamble	36,178	3,029,546
Walgreen	22,953	1,360,424
Wal-Mart Stores	17,972	1,374,319
Whole Foods Market	1,400	53,354

		21,637,389

Energy — 15.1%
Chevron	31,822	3,797,001
ConocoPhillips	20,674	1,581,974
Enterprise Products Partners (A)	23,730	956,319
EOG Resources	2,684	265,770
Exxon Mobil	51,118	4,807,648
Kinder Morgan Energy Partners (A)	10,309	961,624
Occidental Petroleum	25,841	2,484,612
Phillips 66	7,669	623,566

		15,478,514

Financials — 10.8%
ACE	12,231	1,282,665
American Express	17,460	1,528,449
Berkshire Hathaway, Cl B *	2,109	291,337
BlackRock, Cl A	4,835	1,587,427
Franklin Resources	26,030	1,421,498
JPMorgan Chase	36,009	2,169,182
McGraw Hill Financial	8,833	745,947
State Street	14,280	1,051,151
Wells Fargo	19,605	1,016,912

		11,094,568

Health Care — 8.1%
Abbott Laboratories	35,415	1,472,910
AbbVie	26,463	1,528,503
Bristol-Myers Squibb	4,219	215,929
Gilead Sciences *	12,521	1,332,860
Johnson & Johnson	29,304	3,123,513
Merck	11,161	661,624
Zoetis, Cl A	606	22,392

		8,357,731

Industrials — 5.0%
Caterpillar	9,717	962,274
General Electric	46,725	1,197,094
Union Pacific	10,128	1,098,078
United Technologies	17,346	1,831,738

		5,089,184

Information Technology — 12.7%
Apple	47,544	4,790,058

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Automatic Data Processing	12,340	$1,025,207
Google, Cl A *	168	98,853
Google, Cl C *	168	96,997
Intel	46,964	1,635,286
International Business Machines	8,447	1,603,494
Oracle	24,919	953,899
QUALCOMM	12,716	950,775
Texas Instruments	31,801	1,516,590
Xilinx	8,731	369,758

		13,040,917

Materials — 2.4%
Air Products & Chemicals	3,734	486,092
Freeport-McMoRan Copper & Gold, Cl B	15,713	513,030
Praxair	11,708	1,510,332

		2,509,454

		84,799,872

TOTAL COMMON STOCK (Cost $63,550,957)		102,206,866

SHORT-TERM INVESTMENTS — 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 0.010% (B)	55,010	55,010
SEI Daily Income Trust Government Fund, 0.020% (B)	119,687	119,687

TOTAL SHORT-TERM INVESTMENTS (Cost $174,697)		174,697

TOTAL INVESTMENTS — 99.9% (Cost $63,725,654)†		$102,381,563

Percentages are based on Net Assets of $102,479,138.
*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At September 30, 2014, these securities amounted to $1,917,943 or 1.9% of net assets.
(B)	Rate shown is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $63,725,654, and the unrealized appreciation and depreciation were $39,633,677 and $(977,768) respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2014, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual financial statements.

SAR-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: November 28, 2014